Private Placement Warrants (Details Narrative) - USD ($)	Jun. 07, 2023	Nov. 08, 2021	Sep. 30, 2023	Dec. 31, 2022
Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		1,360,000
Price of warrants		$ 10.00
Aggregate purchase price		$ 13,600,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued			725,000	725,000
Private Placement Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		1,450,000
Price of warrants		$ 10.00
Aggregate purchase price		$ 14,500,000
Exercise price of warrant		$ 11.50
Number of shares per warrant		1
Number of warrants in a unit		0.5
Private Placement Warrants [Member] | Private Placement [Member] | Cantor
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		150,000
Private Placement Warrants [Member] | Private Placement [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		1,300,000
Sale of stock, number of shares issued in transaction	1,000,000